Assets and liabilities held for sale - Balance sheet presentation (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Mar. 31, 2022
Assets and liabilities held for sale
Total assets held for sale	$ 75	$ 2,700
Total liabilities held for sale	32	684
Held for sale
Assets and liabilities held for sale
Total assets held for sale	75	2,700
Total liabilities held for sale	32	684
Held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	31	17
Held for sale | Life insurance liabilities
Assets and liabilities held for sale
Total liabilities held for sale		414
Held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	1	65
Held for sale | Deferred tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale		3
Held for sale | Other liabilities
Assets and liabilities held for sale
Total liabilities held for sale		185
Held for sale | Cash and balances with central banks
Assets and liabilities held for sale
Total assets held for sale		8
Held for sale | Other financial assets
Assets and liabilities held for sale
Total assets held for sale	20	18
Held for sale | Life insurance assets
Assets and liabilities held for sale
Total assets held for sale		2,479
Held for sale | Deferred tax assets
Assets and liabilities held for sale
Total assets held for sale		43
Held for sale | Intangible assets
Assets and liabilities held for sale
Total assets held for sale	$ 55
Held for sale | Other assets
Assets and liabilities held for sale
Total assets held for sale		$ 152